COMMITMENTS, CONTINGENCIES, AND GUARANTEES - Commitments to Extend Credit (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Other Commitments [Line Items]
Investment tax credit sold	$ 21.4
Commitments to extend credit
Other Commitments [Line Items]
Commitments that can be canceled without notice	$ 4,100.0	$ 3,700.0